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                                            August 3, 1998


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention: File Room
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       Re:  Loomis Sayles Funds (the trust):
            Loomis Sayles Core Value Fund
            Loomis Sayles Growth Fund
            Loomis Sayles International Equity Fund
            Loomis Sayles Mid-Cap Growth Fund
            Loomis Sayles Mid-Cap Value Fund
            Loomis Sayles Small Cap Growth Fund
            Loomis Sayles Small Cap Value Fund
            Loomis Sayles Strategic Value Fund
            Loomis Sayles Worldwide Fund (the funds)
            File No. 33-39133 and 811-6241

Ladies and Gentlemen:

       Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 is a Supplement dated August 3, 1998, to the Loomis Sayles Funds Equity Funds - Retail Class and Loomis Sayles Funds Equity Funds - Institutional Class prospectuses, each dated April 7, 1998. The document has been marked to indicate changes made since the last filing.

                                            Sincerely,

                                            /s/Richard F. Froio
                                            -------------------
                                            Richard F. Froio
                                            Legal Department
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                              LOOMIS SAYLES FUNDS
                                 EQUITY FUNDS

                      Supplement dated August 3, 1998 to
           Prospectuses dated April 7, 1998, as revised June 1, 1998

     The second sentence of the second paragraph in the section of the prospectuses captioned "Investment Objectives and Policies - Small Cap Growth Fund" is revised to state:

     The Fund will normally invest at least 65% of its total assets in equity securities of companies with market capitalization that fall within the capitalization range of the Russell 2000 Index and may invest up to 35% of its total assets in larger companies.